Intangible assets - Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	£ 27,195
Intangible assets and goodwill, end of period	28,436	£ 27,195
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	27,740	27,718
Exchange adjustments	1,251	41
Additions	202	73
Disposals and write-offs	151	43
Reclassification	54
Transfer to assets held for sale	6	49
Intangible assets and goodwill, end of period	29,090	27,740
Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(545)
Intangible assets and goodwill, end of period	(654)	(545)
Amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(416)	(328)
Exchange adjustments	(15)	1
Charge for the period	107	94
Disposals and write-offs	(28)	(3)
Transfer to assets held for sale		(2)
Intangible assets and goodwill, end of period	(510)	(416)
Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(129)	(172)
Exchange adjustments	(3)
Disposals and write-offs	(123)
Impairment losses	135	20
Reversal of impairment losses		36
Transfer to assets held for sale		(27)
Intangible assets and goodwill, end of period	(144)	(129)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	8,246
Intangible assets and goodwill, end of period	8,396	8,246
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	8,246	8,265
Exchange adjustments	150	(19)
Intangible assets and goodwill, end of period	8,396	8,246
Indefinite life brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	18,203
Additions	174
Intangible assets and goodwill, end of period	19,333	18,203
Indefinite life brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	18,325	18,312
Exchange adjustments	1,090	65
Additions	178
Disposals and write-offs	122
Reclassification		(9)
Transfer to assets held for sale	6	43
Intangible assets and goodwill, end of period	19,465	18,325
Indefinite life brands | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(122)
Intangible assets and goodwill, end of period	(132)	(122)
Indefinite life brands | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(122)	(158)
Exchange adjustments	(3)
Disposals and write-offs	(122)
Impairment losses	129
Reversal of impairment losses		36
Intangible assets and goodwill, end of period	(132)	(122)
Amortised brands, licences and patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	500
Intangible assets and goodwill, end of period	445	500
Amortised brands, licences and patents | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	697	712
Exchange adjustments	(3)	(2)
Additions	3	7
Disposals and write-offs	23	23
Reclassification		9
Transfer to assets held for sale		6
Intangible assets and goodwill, end of period	674	697
Amortised brands, licences and patents | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(197)
Intangible assets and goodwill, end of period	(229)	(197)
Amortised brands, licences and patents | Amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(197)	(160)
Exchange adjustments	(12)	1
Charge for the period	43	40
Disposals and write-offs	(23)
Transfer to assets held for sale		(2)
Intangible assets and goodwill, end of period	(229)	(197)
Amortised brands, licences and patents | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period		(11)
Impairment losses		12
Transfer to assets held for sale		(23)
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	246
Intangible assets and goodwill, end of period	262	246
Computer software | Internally generated [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	130
Intangible assets and goodwill, end of period	133	130
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	472	429
Exchange adjustments	14	(3)
Additions	21	66
Disposals and write-offs	6	20
Reclassification	54
Intangible assets and goodwill, end of period	555	472
Computer software | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(226)
Intangible assets and goodwill, end of period	(293)	(226)
Computer software | Amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(219)	(168)
Exchange adjustments	(3)
Charge for the period	64	54
Disposals and write-offs	(5)	(3)
Intangible assets and goodwill, end of period	(281)	(219)
Computer software | Impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(7)	(3)
Disposals and write-offs	(1)
Impairment losses	6	8
Transfer to assets held for sale		(4)
Intangible assets and goodwill, end of period	£ (12)	£ (7)